Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Warrants Activity

A summary of the warrant activity for the nine months ended September 30, 2019 is below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding December 31, 2018	3,684,762	$9.14	7.1
Granted	-	-	-
Exercised	-	-	-
Forfeited	(97,868)	55.94	-
Outstanding September 30, 2019	3,586,894	7.86	6.6

Exercisable September 30, 2019	3,586,894	$7.86	6.6

A summary of the warrant activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding January 1, 2017	922,203	$49.80	1.7
Granted	1,699,857	3.50	-
Exercised	-	-	-
Forfeited	(259,445)	51.01	-
Outstanding December 31, 2017	2,362,615	16.34	2.2
Granted	1,603,214	2.82
Exercised	(100,000)	3.50
Forfeited	(181,067)	50.28	7.1
Outstanding December 31, 2018	3,684,762	$9.14	7.1

Exercisable December 31, 2018	3,684,762	$9.14	7.1

Schedule of Warrants Outstanding

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
> $40.00	235,224	1.0	235,224
$30.00-$39.99	20,350	0.4	20,350
$20.00-$29.99	77,950	0.3	77,950
$10.00-$19.99	50,300	1.7	50,300
$0.00-$9.99	3,203,070	7.3	3,203,070
	3,586,894	6.6	3,586,894

Exercise Price		Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$	>40.00	313,451	1.4	313,451
	$30.00-$39.99	39,990	0.9	39,990
	$20.00-$29.99	77,950	1.1	77,950
	$10.00-$19.99	50,300	2.5	50,300
	$0.00-$9.99	3,203,071	8.0	3,203,071
		3,684,762	7.1	3,684,762

Schedule of Stock Option Activity

A summary of the stock option activity for the nine months ended September 30, 2019 is below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding December 31, 2018	-	$-	-
Granted	32,800	4.0	4.2
Exercised	-	-	-
Forfeited	-	-	-
Outstanding September 30, 2019	32,800	$4.0	4.2

Exercisable September 30, 2019	12,100	$4.0	4.2